Fair Value Measurements - Fair value of assets and liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Liabilities, Transfer from Level 1 to Level 2	$ 0
Liabilities, Transfer from Level 2 to Level 1	0
Liabilities, Transfer into Level 3	0
Liabilities, Transfer out of Level 3	$ 0
Fair Value Measurements Recurring [Member]
Liabilities:
Convertible promissory notes (see Note 12)		$ 27,128,000
Preferred stock warrants		15,821,000
One Srl call option (see Note 11)		2,416,000		$ 3,062,000
Total liabilities measured at fair value		45,365,000		10,382,000
Fair Value Measurements Recurring [Member] | Level 1
Assets
Total assets measured at fair value		276,207,207	$ 276,209,453
Fair Value Measurements Recurring [Member] | Fair Value Inputs Level3 [Member]
Liabilities:
Convertible promissory notes (see Note 12)		27,128,000
Preferred stock warrants		15,821,000
One Srl call option (see Note 11)		2,416,000		3,062,000
Total liabilities measured at fair value		45,365,000		$ 10,382,000
Gelesis
Assets
Marketable securities		23,998,000	23,998,000
Gelesis | Fair Value Measurements Recurring [Member]
Assets
Marketable securities			23,998,000
Total assets measured at fair value			23,998,000
Liabilities:
Convertible promissory notes (see Note 12)		27,128,000
Preferred stock warrants		15,821,000	12,099,000
One Srl call option (see Note 11)		2,416,000	1,545,000
Total liabilities measured at fair value		45,365,000	13,644,000
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Assets, Transfer from Level 1 to Level 2		0	0
Assets, Transfer from Level 2 to Level 1		0	0
Assets, Transfer into Level 3		0	0
Assets, Transfer out of Level 3		0	0
Liabilities, Transfer from Level 1 to Level 2		0	0
Liabilities, Transfer from Level 2 to Level 1		0	0
Liabilities, Transfer into Level 3		0	0
Liabilities, Transfer out of Level 3		0	0
Gelesis | Fair Value Measurements Recurring [Member] | Level 1
Assets
Marketable securities			23,998,000
Total assets measured at fair value			23,998,000
Gelesis | Fair Value Measurements Recurring [Member] | Fair Value Inputs Level3 [Member]
Liabilities:
Convertible promissory notes (see Note 12)		27,128,000
Preferred stock warrants		15,821,000	12,099,000
One Srl call option (see Note 11)		2,416,000	1,545,000
Total liabilities measured at fair value		$ 45,365,000	$ 13,644,000